Initial Public Offering - Additional Information (Detail) - Kensington Capital Acquisition Corp I V [Member] - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 04, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 17, 2021
Share price				$ 10
Proceeds received from initial public offering, gross			$ 230,000,000
Deferred underwriting commissions noncurrent			$ 8,050,000	$ 7,000,000
Public Warrants [Member]
Exercise price of warrant	$ 11.5		$ 11.5	$ 11.5	$ 11.5
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days			30 days
Class One Redeemable Warrants [Member]
Shares issuable	1			1
Class Two Redeemable Warrants [Member]
Shares issuable	1			1
Common Class A [Member]
Stock issued during period shares	20,000,000
Proceeds received from initial public offering, gross		$ 230,000,000
Shares issuable	1			1
Common Class A [Member] | Public Warrants [Member]
Shares issuable					1
IPO [Member]
Stock issued during period shares				20,000,000
Share price			$ 10
Offering cost	$ 13,300,000
Deferred underwriting commissions noncurrent	$ 8,100,000
IPO [Member] | Common Class A [Member]
Stock issued during period shares	23,000,000		23,000,000
Share price	$ 10
Proceeds received from initial public offering, gross	$ 230,000,000
Over-Allotment Option [Member]
Stock issued during period shares				23,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period shares	3,000,000
Over-Allotment Option [Member] | Common Stock [Member]
Option Vesting Period				45 days
Common Stock Shares Subscribed But Unissued				3,000,000
Proceeds From Issuance Of Common Stock				$ 32,675,000